Business Combination (Details) - Schedule of net assets acquired through the business combination	Dec. 31, 2020 USD ($)
Schedule of net assets acquired through the business combination [Abstract]
Cash	$ 31,034,781
Sponsor loan	(500,000)
Warrant liability	(30,040,000)
Net assets acquired	$ 494,781